JPMORGAN TRUST II

270 Park Avenue

New York, NY 10017

September 6, 2016

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Attention: Filing Desk

Re:	JPMorgan Trust II (the “Trust”) on behalf of the JPMorgan Equity Index Fund, JPMorgan Small Cap Growth Fund, JPMorgan Core Bond Fund and JPMorgan Core Plus Bond Fund (the “Funds”) File Nos. 2-95973 and 811-4236

Ladies and Gentlemen:

Pursuant to the requirements of the Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectuses and Statements of Additional Information for the Funds do not differ from the Prospectuses and Statements of Additional Information contained in the Post-Effective Amendment No. 228 (Amendment No. 229 under the Investment Company Act of 1940) filed electronically on September 1, 2016.

If you have any questions, please call the undersigned at (614) 213-4020.

Sincerely,

/s/ Elizabeth A. Davin

Elizabeth A. Davin

Assistant Secretary